Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Expenses
Schedule of components accounts payable and accrued expenses

	March 31,	December 31,
	2020	2019
Accounts payable	$105,194,402	$79,237,323
Employee related accruals	9,002,909	12,319,746
Accrued interest	4,672,868	4,021,660
Other	17,201,708	7,149,364
Total	$136,071,887	$102,728,093

	December 31,
	2019	2018
Accounts payable	$79,237,323	$70,603,562
Employee related accruals	12,319,746	9,142,347
Self insurance reserves	1,166,014	1,304,335
Accrued interest	4,021,660	404,015
Other	5,983,350	4,104,160
Total	$102,728,093	$85,558,419